OPERATING LEASE LIABILITIES - Supplemental cash flow information related to operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASE LIABILITIES
Cash paid for operating leases	$ (2,837,048)	$ (886,151)	$ (298,218)
Total	$ (2,837,048)	$ (886,151)	$ (298,218)